CAPITAL STOCK AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2025
Capital Stock And Reserves
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	Years Ended March 31,
	2025		2024
	Ordinary		Ordinary
	Shares	Amount	Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of year	989	$219,499	880	$218,782
Shares issued under private placement	524	2,150	—	—
Pre-Funded warrants exercised	60	1	—	—
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse share split	52	—	—	—
Shares issued under Registered Direct Offering, net of issue costs	—	—	98	—
Shares issued under ATM, net of issue costs	—	—	9	662
Shares issued or accrued for bonuses or services	19	120	1	50
Shares issued pursuant to distribution of restricted stock units	9	30	1	5
Balance, end of year	1,653	$221,800	989	$219,499

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October 3, 2023
Exercise price	$38.00
Share price	$39.40
Expected life (in years)	1.50
Expected volatility	96.0%
Risk-free interest rate	5.32%
Dividend yield	—